Statement of Changes in Net Assets Available for Benefits - EBP 053	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 23,429,237
Interest and dividends	1,570,603
Total investment income	24,999,840
Interest income on notes receivable from participants	220,248
Total investment income and interest from notes receivable from participants	25,220,088
Contributions
Employer	6,113,196
Participants	9,737,931
Rollovers from qualified plans	2,102,573
Total contributions	17,953,700
Net additions to assets available for benefits	43,173,788
Deductions from assets attributed to
Benefits and withdrawals paid to participants, including rollover distributions	22,138,050
Administrative expenses	318,647
Total deductions	22,456,697
Net increase in assets available for benefits	20,717,091
Beginning of year	170,302,780
End of year	$ 191,019,871